TRADE AND AMOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2022
TRADE AND AMOUNTS RECEIVABLE
Trade And Amounts Receivable

3. TRADE AND AMOUNTS RECEIVABLE

The Company’s trade and amounts receivable are recorded at amortized cost. The trade and other receivables balance as at June 30, 2022 and December 31, 2021 consists of trade accounts receivable, amounts recoverable from the Government of Canada for Harmonized Sales Taxes (“HST”) and other receivables.

	June 30, 2022	December 31, 2021
Thousands of United States dollars
Trade accounts receivable	$5,428	$5,565
Allowance for expected credit losses	(1,679)	(1,252)
HST receivable	411	259
Other receivables	932	752
Total	$5,092	$5,324

Changes in the trade accounts receivable allowance in the six months ended June 30, 2022 primarily relate to establishing an allowance for expected credit losses from the acquisition of JustCBD balances. There were no write-offs of trade receivables during the six months ended June 30, 2022. The Company has no amounts written-off that are still subject to collection enforcement activity as at June 30, 2022. There was an additional $0.3 million of expected credit losses recorded in other receivables as at June 30, 2022. The Company’s aging of trade accounts receivable is as follows:

June 30, 2022
Thousands of United States dollars
Current	$1,641
1-30 Days	614
31-60 Days	259
61-90 Days	383
91-180 Days	1,383
180+ Days	1,148
Total trade receivables	$5,428